UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Convergent Wealth Advisors
Address: 2600 Tower Oaks Boulevard
         Suite 300
         Rockville, MD  20852

13F File Number:  28-13933

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Elliott
Title:     Chief Financial Officer and Chief Compliance Officer
Phone:     (301) 998-0322

Signature, Place, and Date of Signing:

     /s/ David Elliott     Rockville, MD/USA     August 16, 2010


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     15

Form13F Information Table Value Total:     $250,368 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ISHARES INC                    MSCI PAC J IDX   464286665     5478   153352 SH       SOLE                        0        0   153352
ISHARES INC                    MSCI AUSTRALIA   464286103      767      813 SH       SOLE                        0        0      813
ISHARES TR                     MSCI GRW IDX     464288885    28818   619614 SH       SOLE                        0        0   619614
ISHARES TR INDEX               S&P MIDCAP 400   464287507    11161   156934 SH       SOLE                        0        0   156934
ISHARES TR INDEX               S&P 500 INDEX    464287200    70921   685496 SH       SOLE                        0        0   685496
ISHARES TR INDEX               RUSSELL 3000     464287689      249     1079 SH       SOLE                        0        0     1079
ISHARES TR INDEX               RUSL 2000 VALU   464287630     1460    25597 SH       SOLE                        0        0    25597
ISHARES TR INDEX               RUSSELL 2000     464287655     7958   130213 SH       SOLE                        0        0   130213
ISHARES TR INDEX               RUSSELL1000GRW   464287614      726    15847 SH       SOLE                        0        0    15847
ISHARES TR INDEX               IBOXX INV CPBD   464287242     7881    72662 SH       SOLE                        0        0    72662
SPDR GOLD TRUST                GOLD SHS         78463V107   108621   892678 SH       SOLE                        0        0   892678
SPDR S&P 500 ETF TR            UNIT SER 1 S&P   78462F103     3148    30494 SH       SOLE                        0        0    30494
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827      564     6956 SH       SOLE                        0        0     6956
VANGUARD INDEX FDS             REIT ETF         922908553      300     6450 SH       SOLE                        0        0     6450
VANGUARD INTL EQUITY INDEX F   EMR MKT ETF      922042858     2316    60970 SH       SOLE                        0        0    60970